SHAREHOLDERS' EQUITY (Details) - 2018 Share Incentive Plan [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 183	$ 43
Option exercisable period	10 years
Employees and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	304,733
Fair value of option granted	$ 1,100
Vesting period	4 years
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	304,733